DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income - Discontinued operations £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Net earned premiums	£ 2,714
Life insurance
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Gross premiums	2,564
Net earned premiums	2,491
Life insurance | Life and pensions
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Gross premiums	2,198
Life insurance | Annuities
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Gross premiums	366
Life insurance | Ceded reinsurance premiums
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Gross premiums	73
Non-life insurance
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Premium Income [Line Items]
Net earned premiums	£ 223